5. Loan Payable	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Loan Payable

On December 12, 2014, the Company entered into a loan agreement with Gemini Southern, LLC whereby the monies paid to the Company by Gemini Southern, LLC pursuant to the consulting agreement dated September 20, 2013. The balance will be paid back with interest commencing on January 1, 2015 at a rate of 10% per annum with a maturity date of December 12, 2018. As of December 31, 2016, and 2015, the loan amount was $450,000. The Company recorded accrued interest on this loan of $89,300 and $44,300 as of December 31, 2016, and 2015, respectively.